9. Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Notes Payable
	June 30, 2015	December 31, 2014
Convertible promissory notes – debt acquisition	$100,000	$100,000
Notes payable – original bridge	120,000	120,000
Notes payable – bridge loan #1	355,000	355,000
Notes payable – bridge loan #2	175,000	200,000
Notes payable – bridge loan #3	250,000	250,000
Convertible promissory note – Asher/Goldenrise	–	55,000
Convertible promissory note – service agreement	–	20,000
	1,000,000	1,100,000
Less current portion	(1,000,000)	(1,100,000)
Long-term portion	$–	$–

	2014	2013
Convertible promissory notes – debt acquisition	$100,000	$200,000
Notes payable – original bridge	120,000	170,000
Notes payable – bridge loan #1	355,000	405,000
Notes payable – bridge loan #2	200,000	350,000
Notes payable – bridge loan #3	250,000	500,000
Convertible promissory note – Asher/Goldenrise	55,000	–
Convertible promissory notes – service agreement	20,000	20,000
Notes payable – other	–	5,000
Subtotal	1,100,000	1,650,000
Less current portion	(1,100,000)	(1,650,000)
Long-term portion	$–	$–